Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 311,311	$ 6,407,871	$ 7,229,231	$ 7,429,275
Interests from lease liabilities		4,985,566	5,784,476
Expenses related to short-term leases		$ 105,789	$ 7,631